Form N-CSR Cover	12 Months Ended
Sep. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024